Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Litigation provisions	€ 71	€ 93
Provisions	99	193
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	9	30
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 19	€ 70